Description of business (Details)	12 Months Ended
	Dec. 31, 2021 Employee Location Country	Jul. 01, 2021 Employee
Product Information [Line Items]
Number of employees | Employee	38,330	38,000
Number of locations in which company operates | Location	142
Number of countries in which company operates | Country	53
Geographic Concentration Risk | United States | Net Revenue
Product Information [Line Items]
Percentage of company revenue (in percent)	47.10%
Geographic Concentration Risk | Europe | Net Revenue
Product Information [Line Items]
Percentage of company revenue (in percent)	46.40%
Geographic Concentration Risk | Rest of World | Net Revenue
Product Information [Line Items]
Percentage of company revenue (in percent)	6.50%